Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Property, Plant and Equipment, Net

15.	PROPERTY, PLANT AND EQUIPMENT, NET

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Freehold land	$6.1	$6.2
Buildings	39.3	44.5
Machinery and equipment	605.5	614.7
Computer hardware	0.6	0.5
Right-of-use assets	3.4	1.6
Property under construction	118.8	32.4

	$773.7	$699.9

The

following table presents the changes to the cost of the Company’s property, plant and equipment for the years ended March 31, 2022 and March 31, 2021:

Cost	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of-use assets	Property under construction	Total

Balance at March 31, 2020	$6.9	$73.9	$804.7	$1.2	$2.2	$83.6	$972.5
Additions	—	—	3.8	—	—	67.9	71.7
Transfers	—	0.4	107.2	0.1	—	(107.7)	0.0
Disposals	—	—	(0.2)	—	—	(1.7)	(1.9)
Foreign exchange	(0.8)	(7.8)	(87.4)	(0.1)	(0.3)	(9.6)	(105.9)

Balance at March 31, 2021	$6.1	$66.5	$828.1	$1.2	$1.9	$32.6	$936.4
Additions	—	—	3.3	—	—	164.6	167.9
Transfers	—	0.2	74.7	0.2	2.0	(77.1)	—
Disposals	—	(0.3)	(0.3)	—	—	—	(0.6)
Foreign exchange	—	(0.5)	(5.5)	—	0.1	(1.3)	(7.2)

Balance at March 31, 2022	$6.1	$65.9	$900.3	$1.4	$4.0	$118.8	$1,096.5

The

following table presents the changes to accumulated amortization on the Company’s property, plant and equipment for the years ended March 31, 2022 and March 31, 2021:

Accumulated Amortization:	Freehold Land	Buildings	Machinery & Equipment	Computer Hardware	Right-of-use assets	Property under construction	Total

Balance at March 31, 2020	$—	$18.9	$153.5	$0.4	$0.2	$—	$173.0
Amortization expense	—	5.4	80.2	0.2	0.2	—	86.0
Foreign exchange	—	(2.4)	(20.2)	—	—	—	(22.6)

Balance at March 31, 2021	$—	$21.9	$213.5	$0.6	$0.4	$—	$236.5
Amortization expense	—	4.7	82.6	0.2	0.2	—	87.7
Disposals	—	—	0.3	—	—	—	0.3
Foreign exchange	—	—	(1.6)	—	—	—	(1.7)

Balance at March 31, 2022	$—	$26.6	$294.8	$0.8	$0.6	$—	$322.8

Acquisitions
During the year ended March 31, 2022, the Company’s net acquisition of property, plant and equipment totaled $167.9 million (March 31, 2021 - $71.7 million); comprised of property, plant and equipment acquired with a total cost of $172.1 million (March 31, 2021 - $81.5 million), against which the Company recognized benefits totalling $4.2 million (March 31, 2021 - $9.8 million) in respect of the governmental loans and grant, discussed below and in Note 20.
For the year ended March 31, 2022, property under construction includes prepaid progress payments of $46.9 million for the transition from blast furnace steel production to electric arc furnace (“EAF”)

(March 31, 2021 –
nil
).
Amortization of property, plant and equipment
Amortization of property, plant and equipment for the year ended March 31, 2022, was $87.7 million (March 31, 2021 - $86.0 million, March 31, 2020 - $120.2 million).

Amortization included in inventories at March 31, 2022, was $
7.9
 million (March 31, 2021 - $
5.6
million, March 31, 2020 - $6.5 million).
Government Funding Agreements
On November 30, 2018, the Company, together with the governments of Canada and Ontario entered into agreements totaling up to $120.0 million of modernization and expansion related capital expenditure support from the governments of Canada and Ontario. Additionally, on March 29, 2019, the Company, together with the government of Canada entered into an agreement totaling up to $30.0 million of modernization and expansion related capital expenditure support from the government of Canada. On September 20, 2021, the Company, together with the government of Canada entered into an agreement for support up to $420 million related to the transition from blast furnace steel production to electric arc furnace (“EAF”). The $420 million of financial support consists of (i) a loan of up to $200 million from the Innovation Science and Economic Development Canada’s Strategic Innovation Fund
(“SIF”)

and (ii) a loan of up to $
220
 million from the Canada Infrastructure Bank
(“CIB”).

Each of these agreements
are

discussed below and additional disclosures are located in
Note 20.

Federal
Economic Development Agency for Southern Ontario
On November 30, 2018, the Company, together with the government of Canada, entered into an agreement executed on December 19, 2018, whereby a benefit of $60.0 million would flow to the Company in the form of an interest free loan from the Federal Economic Development Agency, through the Advanced Manufacturing Fund. Under this agreement, the Company may apply for reimbursement of costs incurred by Old Steelco Inc. between October 1, 2014 and November 30, 2018 and by the Company between December 1, 2018 and March 31, 2021, related to specifically identified projects.
As at March 31, 2022, the Company had applied for and received reimbursements of $60.0 million. In accordance with IFRS, the benefit of the interest free loan has been presented in the consolidated statements of financial position as an offset to the carrying value of the property, plant and equipment to which it relates. During the year ended March 31, 2022, the Company recognized benefits in respect of this agreement of nil (March 31, 2021 - $3.9 million). As at March 31, 2022, the total benefit recognized in respect of this agreement was $26.5 million (March 31, 2021 - $26.5 million).
Ministry of Energy, Northern Development and Mines
On November 30, 2018, the Company, together with the government of Ontario, entered into an agreement whereby a benefit of $60.0 million would flow to the Company in the form of a low interest rate loan from the Ministry of Energy, Northern Development and Mines. Under this agreement, the Company may apply for reimbursement of costs incurred by Old Steelco Inc. between April 1, 2017 and November 30, 2018 and by the Company between December 1, 2018 and November 30, 2024, related to specifically identified projects.
As at March 31, 2022, the Company had applied for and received reimbursements of $60.0 million. In accordance with IFRS, the benefit of the low interest rate loan has been presented in the consolidated statements of financial position as an offset to the carrying value of the property, plant and equipment to which it relates. During the year ended March 31, 2022, the Company recognized benefits in respect of this agreement of nil (March 31, 202
1
 - $0.3 million). As at March 31, 2022, the total benefit recognized in respect of this agreement was $26.4 million (March 31, 2021 - $26.4 million).
Ministry of Industry
On March 29, 2019, the Company, together with the government of Canada, entered into an agreement of which a benefit of $30.0 million would flow to the Company whereby 50% of the contribution ($15.0 million) is repayable to the Ministry of Industry, Strategic Innovation Fund in the form of an interest free loan. Under this agreement, the Company may apply for reimbursement of costs incurred by Old Steelco Inc. between November 1, 2018 and November 30, 2018 and by the Company between December 1, 2018 and May 1, 2021, related to specifically identified projects.
As at March 31, 2022, the Company had applied for
reimbursements of $15.0 million

under the
grant portion and $15.0 million under the loan portion of the agreement,

and had a receivable of $
3.0
 million. In accordance with IFRS, the benefit of the grant has been presented in the consolidated statements of financial position as an offset to the carrying value of the property, plant and equipment to which it relates. During the year ended March 31, 2022, the Company recognized benefits in respect of the loan portion of this agreement of nil
(March 31, 2021 – $
3.9
million). As at March 31, 2022, the total benefit recognized in respect of this agreement was $
22.8
 million (March 31,
2021 - $
22.8
million).

On

September 20, 2021, the Company, together with the government of Canada, entered into an agreement of which a benefit of up to $200.0 million would flow to the Company in the form of a loan from the SIF. Under the terms of the SIF
agreement, the Company will be reimbursed for certain defined capital expenditures incurred to transition from blast furnace steel production to EAF steel production between
March 3, 2021
and
March 31, 2025
.
As at March 31, 2022, the Company had applied for
reimbursements under the SIF loan agreement

of $
2.2
 million for which the amount is receivable (March 31, 2021 –
nil
). In accordance with IFRS, the benefit of the grant has been presented in the consolidated statements of financial position as an offset to the carrying value of the property, plant and equipment to which it relates. During the year ended March 31, 2022, the Company recognized benefits in respect of this agreement of $
1.1
 million (March 31, 2021 –
nil
).
Canada Infrastructure Bank
On September 20, 2021, the Company, entered into an agreement of which a benefit of up to $220.0 million would flow to the Company in the form of a loan from the CIB. CIB is an independent bank incorporated by special legislation, is not an agency of the government of Canada, but is accountable to the government of Canada through the Minister of Infrastructure and Communities. Under the terms of the CIB agreement, the Company may draw on a non-revolving
construction credit facility to finance the transition from blast furnace steel production to EAF steel production. As at March 31, 2022, the Company has not drawn on this credit facility.
The Company has recognized the governmental loan claims receivable, governmental loan payable and benefit associated with these agreements because the Company has fulfilled its obligations under the respective agreements.
Disposals
During the year ended March 31, 2022, the Company disposed of property, plant and equipment with a cost of $0.6 million (March 31, 2021 – $1.9 million). The disposal of property, plant and equipment during the fiscal year ended March 31, 2022 resulted in a net loss of $0.3 million (March 31, 2021 – loss of $1.7 million).